Goodwill and Other Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Goodwill
Balance at December 31, 2018	$1,373,621
Adjustments	-
Balance at March 31, 2019	$1,373,621
Goodwill
Balance at December 31, 2017	$-
Goodwill from acquisition of PVBJ Inc.	1,373,621
Adjustments	-
Balance at December 31, 2018	$1,373,621

Schedule of Intangibles - Customer List	Intangibles – customer list
Balance at December 31, 2018	$83,645
Amortization	5,121
Balance at March 31, 2019	$78,524
Intangibles – customer list
Balance at December 31, 2017	$-
Customer list from acquisition of PVBJ Inc.	102,422
Amortization	(18,777)
Balance at December 31, 2018	$83,645